Cover	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC
Entity Central Index Key	0000051253
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4858
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Other Address
Entity Information [Line Items]
Entity Address, Address Line One	200 Powder Mill Road,
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
Common Stock, par value 12 1/2¢ per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value 12 1/2¢ per share
Trading Symbol	IFF
Security Exchange Name	NYSE